Note 17 - Receivables and prepayments, net	12 Months Ended
Dec. 31, 2024
Note 17 - Receivables and prepayments, net
Note 17 - Receivables and prepayments, net

17    Receivables and prepayments, net

	Year ended December 31,
	2024	2023
Prepaid expenses and other receivables	53,318	56,564
Government entities	2,420	1,330
Employee advances and loans	11,695	14,316
Advances to suppliers and other advances	35,965	48,455
Government tax refunds on exports	16,969	8,210
Receivables from related parties	3,585	5,759
Others	58,756	50,173
	182,708	184,807
Allowance for other doubtful accounts, see note 25 (i)	(3,094)	(3,439)
	179,614	181,368